Trade and other receivables (Details 2) $ in Millions	12 Months Ended
	Jun. 30, 2019 ARS ($)	Jun. 30, 2018 ARS ($)
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 24,809	$ 24,477
% of representation	1.0000	1.0000
Additions / (reversals) for doubtful accounts	$ (468)	$ (471)
Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	20,901	20,937
Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,856	1,253
Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 2,764	$ 2,657
% of representation	0.1114	0.1086
Additions / (reversals) for doubtful accounts	$ (85)	$ (133)
Leases And Services [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,930	1,702
Leases And Services [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	330	311
Hotel Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 103	$ 2,473
% of representation	0.0042	0.1010
Additions / (reversals) for doubtful accounts
Hotel Services [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	103	106
Hotel Services [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		781
Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 16	$ 25
% of representation	0.0006	0.0010
Additions / (reversals) for doubtful accounts	$ 9	$ 6
Consumer Financing [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Consumer Financing [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	16	25
Sale Of Properties And Developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 1,793	$ 68
% of representation	0.0723	0.0028
Additions / (reversals) for doubtful accounts
Sale Of Properties And Developments [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,695	11
Sale Of Properties And Developments [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	18
Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 10,102	$ 8,065
% of representation	0.4072	0.3295
Additions / (reversals) for doubtful accounts
Sale Of Communication Equipment [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	9,959	8,065
Sale Of Communication Equipment [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	143
Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 10,031	$ 11,189
% of representation	0.4043	0.4571
Additions / (reversals) for doubtful accounts	$ (392)	$ (344)
Telecommunication Services [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	7,214	11,053
Telecommunication Services [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,349	136
Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,476	1,669
Current [Member] | Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	294	436
Current [Member] | Hotel Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		1,217
Current [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Current [Member] | Sale Of Properties And Developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	60	16
Current [Member] | Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Current [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,122
3 To 6 Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	97	67
3 To 6 Months [Member] | Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	87	65
3 To 6 Months [Member] | Hotel Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
3 To 6 Months [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
3 To 6 Months [Member] | Sale Of Properties And Developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	10	2
3 To 6 Months [Member] | Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
3 To 6 Months [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	479	551
Over 6 Months [Member] | Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	123	143
Over 6 Months [Member] | Hotel Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		369
Over 6 Months [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Sale Of Properties And Developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	10	39
Over 6 Months [Member] | Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 346